Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 52,890	$ 46,196
Equity securities designated at FVOCI	627	602
Securities measured at amortized cost	30,002	20,115
Securities mandatorily measured and designated at FVTPL	60,825	54,397
Total financial securities	$ 144,344	$ 121,310